Asset Acquisitions	12 Months Ended
Dec. 31, 2024
Asset Acquisition [Abstract]
Asset Acquisitions
4. Asset Acquisitions
On
March 18, 2024, the Company acquired approximately 11,000 acres of land in Lea County, New Mexico for total purchase consideration of $26.4 million, inclusive of $0.3 million in transaction costs. The purchase consideration was attributed to land value of $25.9 million and intangible asset value of $0.5 million.
On May 10, 2024, the Company acquired approximately 103,000 surface acres in the Loving and Winkler Counties, Texas, and Lea County, New Mexico from a private third-party seller, for total purchase consideration of $362.6 million, inclusive of $2.1 million in transaction costs. The purchase consideration was attributed to land value of $359.7 million and other assets of $2.9 million.
On May 10, 2024, the Company acquired approximately 34,000 surface acres in Lea County, New Mexico and Andrews County, Texas from the same private third-party seller, for total purchase consideration of $42.2 million, inclusive of $0.3 million in transaction costs. The purchase consideration was all attributed to land value.
On November 1, 2024, the Company acquired approximately 1,280 surface acres in Winkler County, Texas, supply water assets and a related commercial contract from a private, third-party seller for total purchase
consideration
of $20.5 million, inclusive of $0.3 million in transaction costs. Of the $20.5 million total purchase consideration, $1.1 million was retained by the Company and is payable to seller within one year, contingent on no pre-closing
liabilities being identified. The total purchase consideration was attributed to intangible asset value of $13.6 million, supply water assets of $4.0 million, land value of $3.8 million, other assets of $0.2 million and an assumed liability of $1.1 million.
On November 22, 2024, the Company acquired approximately 5,820 surface acres in Lea County, New Mexico from a private, third-party seller, for total purchase consideration of $26.8 million, inclusive of $0.2 million in transaction costs. The purchase consideration was attributed to land value of $18.9 million, intangible asset value of $5.1 million and other assets of $2.7 million.
On December 19, 2024, the Company acquired approximately 46,000 surface acres in Reeves and Pecos County, Texas from a private, third-party seller, for total purchase consideration of $246.8 million, inclusive of $0.9 million in transaction costs (the “Wolf Bone Acquisition”). The purchase consideration was all attributed to land value.